                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


                              Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004
                              --------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        S Squared Technology Corp.
Address:     515 Madison Avenue
             New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seymour L. Goldblatt
Title:       President
Phone:       212-421-2155

Signature, Place, and Date of Signing:

             /s/ Seymour L. Goldblatt         New York, New York   May 13, 2004
-------------------------------------------
             [Signature]


[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]     NONE

                             FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: -0-

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total:  $730,665
                                        ----------
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F

Page 1 of 3                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                              Item 6:
                                                                        Investment Discretion
                                                                        ---------------------
                                                                               (b)
                                              Item 4:     Item 5:            Shared-                               Item 8:
                        Item 2:               Fair        Shares                As               Item 7:   Voting Authority (Shares)
          Item 1:        Title   Item 3:      Market        of               Defined     (c)    Managers   -------------------------
          Name of         of      CUSIP       Value      Principal     (a)      in     Shared-    See         (a)      (b)      (c)
           Issuer        Class    Number    (x $1,000)    Amount      Sole   Instr. V   Other   Instr. V      Sole    Shared    None
           ------        -----    ------    ----------    ------      ----   --------   -----   --------      ----    ------    ----

3COM CORP                  COM   885535104       9,981  1,413,700 SH       X                              1,413,700
A D C TELECOMMUNICATN
  INC                      COM   000886101       3,335  1,150,000 SH       X                              1,150,000
ACCENTURE LTD              COM   G1150G111      13,213    532,800 SH       X                                532,800
ACCREDO HEALTH INC         COM   00437V104      12,642    331,800 SH       X                                331,800
ACTUATE CORP               COM   00508B102         703    217,800 SH       X                                217,800
AETHER SYSTEMS INC         COM   00808V105       6,389  1,482,300 SH       X                              1,482,300
AGERE SYSTEMS INC
  CL B                     COM   00845V209       4,707  1,508,700 SH       X                              1,508,700
AMERICAN MANAGEMENT
  SYSTEMS INC              COM   027352103      16,834    877,700 SH       X                                877,700
AMERICAN POWER
  CONVERSION INC           COM   029066107         770     33,500 SH       X                                 33,500
ARTISOFT INC               COM   04314L106         699    236,049 SH       X                                236,049
ASPECT COMMUNICATIONS      COM   04523Q102       2,046    130,550 SH       X                                130,550
ASPEN TECHNOLOGY INC       COM   045327103       2,226    272,500 SH       X                                272,500
AVANEX CORP                COM   05348W109       5,335  1,235,000 SH       X                              1,235,000
AVAYA INC                  COM   053499109       3,605    227,000 SH       X                                227,000
AXS-ONE INC                COM   002458107         356    100,100 SH       X                                100,100
BEA SYS INC                COM   073325102       2,596    204,100 SH       X                                204,100
BLUE MARTINI SOFTWARE
  INC                      COM   095698502       1,738    333,600 SH       X                                333,600
BMC SOFTWARE INC           COM   055921100       5,249    268,500 SH       X                                268,500
BOOKHAM TECHNOLOGY PLC
  SPONSOR                  ADR   09856Q108      12,436  5,704,441 SH       X                              5,704,441
BORLAND SOFTWARE           COM   099849101       5,045    559,300 SH       X                                559,300
CAMBRIDGE HEART INC        COM   131910101       1,047    951,427 SH       X                                951,427
CAMBRIDGE HEART
  SERIES A                 PFD                     112    113,120 SH       X                                113,120
CENTRA SOFTWARE            COM   15234X103       3,337    902,000 SH       X                                902,000
CITRIX SYS INC             COM   177376100      10,704    495,100 SH       X                                495,100
COGNOS INC                 COM   19244C109      14,483    466,300 SH       X                                466,300
COMPUTER ACCESS
  TECHNOLOGY CORP          COM   204853105       1,629    335,900 SH       X                                335,900
COMPUTER TASK GROUP        COM   205477102       4,075    770,400 SH       X                                770,400
COMPUWARE CORP             COM   205638109      14,810  1,998,700 SH       X                              1,998,700
COMTECH TELECOMMUNICAT     COM   205826209         266     11,475 SH       X                                 11,475
COMVERSE TECH              COM   205862402       1,442     79,500 SH       X                                 79,500
CONEXANT SYSTEMS INC       COM   207142100      11,850  1,933,121 SH       X                              1,933,121
COVAD COMMUNICATIONS       COM   222814204         756    300,000 SH       X                                300,000
CSG SYS INTL INC           COM   126349109       3,455    201,100 SH       X                                201,100
DESCARTES SYSTEM GROUP     COM   249906108         393    170,000 SH       X                                170,000
DIAMONDCLUSTER INTL        COM   25278P106       8,296    859,700 SH       X                                859,700

COLUMN TOTAL                                              186,560

                                                              FORM 13F
Page 2 of 3                             NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.  (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
   Item 1:            Item 2:    Item 3:  Item 4:   Item 5:               Item 6:              Item 7:              Item 8:
Name of Issuer       Title of    CUSIP     Fair     Shares of        Investment Discretion     Managers    Voting Authority (Shares)
                       Class     Number   Market    Principal    ----------------------------  See Instr.  -------------------------
                                          Value     Amount       (a)   (b)        (c) Shared-     V        (a)      (b)      (c)
                                         (x $1,000)              Sole  Shared-        Other                Sole     Shared-  Other
                                                                       As Defined
                                                                       in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
DRS TECHNOLOGIES
  INC                     COM   23330X100   4,927    176,100 SH   X                                          176,100
ELOYALTY CORP             COM   290151307   3,964    576,200 SH   X                                          576,200
ENREV CORP                COM     PRIVATE       1     86,226 SH   X                                           86,226
ENTERASYS NETWORKS
  INC                     COM   293637104   6,730  2,660,000 SH   X                                        2,660,000
ENZON PHARMACEUTICALS     COM   293904108   9,135    592,000 SH   X                                          592,000
EPICOR SOFTWARE
  CORP                    COM   29426L108  11,236    852,539 SH   X                                          852,539
EPRESENCE INC             COM   294348107   1,081    260,600 SH   X                                          260,600
FILENET CORP              COM   316869106  19,303    724,300 SH   X                                          724,300
FINISAR CORP              COM   31787A101   3,046  1,410,400 SH   X                                        1,410,400
GATEWAY INC               COM   367626108  19,920  3,772,800 SH   X                                        3,772,800
GEMSTAR-TV GUIDE
  INTL                    COM   36866W106   1,479    220,400 SH   X                                          220,400
GLENAYRE TECHNOLOGIES
  INC                     COM   377899109     916    407,200 SH   X                                          407,200
GRIC COMMUNICATIONS       COM   398081109   1,436    425,000 SH   X                                          425,000
GROUP 1 SOFTWARE INC      COM   39943Y103   8,016    490,000 SH   X                                          490,000
HARRIS INTERRACTIVE       COM   414549105   6,978    837,700 SH   X                                          837,700
HEALTHSOUTH               COM   421924101   5,805  1,412,500 SH   X                                        1,412,500
HYPERION SOLUTIONS
  CORP                    COM   44914M104  11,801    284,700 SH   X                                          284,700
IDT CORP                  COM   448947309  15,417    765,100 SH   X                                          765,100
IDT CORP CLASS C          COM   448947101   1,987    100,000 SH   X                                          100,000
IMCLONE SYS INC           COM   45245W109  15,839    312,100 SH   X                                          312,100
IMMUNOMEDICS INC          COM   452907108   2,179    538,100 SH   X                                          538,100
INDEVUS PHARMACEUTICALS
  INC                     COM   454072109   6,699  1,107,200 SH   X                                        1,107,200
INDUS INTL INC            COM   45578L100  10,307  3,058,500 SH   X                                        3,058,500
INFOCROSSING              COM   45664X109   4,087    335,000 SH   X                                          335,000
INTERACTIVE INTELLIGENCE
  INC                     COM   45839M103   7,698  1,392,000 SH   X                                        1,392,000
INTERNET SECURITY SYTEMS  COM   46060X107   3,147    178,400 SH   X                                          178,400
JDS UNIPHASE CORP         COM   46612J101   2,035    500,000 SH   X                                          500,000
JUNIPER NETWORKS          COM   48203R104  10,793    414,800 SH   X                                          414,800
JUPITERMEDIA CORP         COM   48207D101   2,631    229,000 SH   X                                          229,000
KANA SOFTWARE INC         COM   483600300   4,736  1,050,100 SH   X                                        1,050,100
KING PHARMACEUTICALS      COM   495582108   9,449    561,100 SH   X                                          561,100
KOMAG INC                 COM   500453204     451     24,500 SH   X                                           24,500
KOSAN BIOSCIENCES         COM   50064W107   6,831    643,200 SH   X                                          643,200
MANUGISTICS GROUP
  INC                     COM   565011103  21,310  3,115,500 SH   X                                        3,115,500
MATRIXONE INC             COM   57685P304   3,684    507,500 SH   X                                          507,500
MAXTOR CORP               COM   577729205  26,280  3,224,524 SH   X                                        3,224,524
META GROUP INC            COM   591002100   3,394    599,600 SH   X                                          599,600
MICROMUSE INC             COM   595094103   8,241  1,056,600 SH   X                                        1,056,600
NEOPHARM                  COM   640919106  22,091  1,177,523 SH   X                                        1,177,523
NETIQ CORP                COM   64115P102  15,264  1,091,100 SH   X                                        1,091,100

COLUMN TOTAL                              320,324

                                                              FORM 13F
Page 3 of 3                            NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.                           (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
         Item 1:        Item 2:  Item 3:   Item 4:     Item 5:               Item 6:           Item 7:            Item 8:
     Name of Issuer     Title    CUSIP      Fair      Shares of       Investment Discretion    Managers   Voting Authority (Shares)
                         of      Number    Market     Principal     -------------------------  See       ---------------------------
                        Class              Value       Amount       (a)      (b)        (c)    Instr. V   (a)        (b)     (c)
                                          (x $1,000)                Sole     Shared-  Shared-             Sole      Shared   None
                                                                              As       Other
                                                                             Defined
                                                                               in
                                                                             Instr. V
----------------------------------------------------------------------------------------------------------------------------------
NIKU CORP                  COM  654113703        703     52,800 SH    X                                     52,800
OPENWAVE SYS INC           COM  683718308     13,340    999,997 SH    X                                    999,997
PEOPLESOFT INC             COM  712713106      6,091    329,400 SH    X                                    329,400
PERVASIVE SOFTWARE INC     COM  715710109      1,638    234,300 SH    X                                    234,300
PLUMTREE SOFTWARE INC      COM  72940Q104        689    161,800 SH    X                                    161,800
PRAECIS PHARMACEUTICALS    COM  739421105      6,896  1,166,800 SH    X                                  1,166,800
QLT INC                    COM  746927102     15,927    623,600 SH    X                                    623,600
RADIOSHACK CORP            COM  750438103     12,365    372,900 SH    X                                    372,900
REDBACK NETWORKS INC       COM  757209507      3,244    515,000 SH    X                                    515,000
RIVERSTONE NETWORKS        COM  769320102      8,692  5,912,850 SH    X                                  5,912,850
S1 CORPORATION             COM  78463B101     29,699  3,907,828 SH    X                                  3,907,828
SEAGATE TECHNOLOGY
  HOLDINGS                 COM  G7945J104      5,647    350,100 SH    X                                    350,100
SEEBEYOND TECHNOLOGIES     COM  815704101      5,103  1,260,100 SH    X                                  1,260,100
SELECTICA INC              COM  816288104      1,365    250,000 SH    X                                    250,000
SERENA SOFTWARE INC        COM  817492101      6,819    335,100 SH    X                                    335,100
SIEBEL SYS INC             COM  826170102      1,118     97,000 SH    X                                     97,000
SKYWORKS SOLUTIONS         COM  83088M102      3,216    275,600 SH    X                                    275,600
SOLECTRON CORP             COM  834182107     25,762  4,658,671 SH    X                                  4,658,671
SPECTRUM
  PHARMACEUTICALS INC      COM  84763A103      1,487    178,100 SH    X                                    178,100
SUN HEALTHCARE GROUP       COM  866933401      2,025    177,800 SH    X                                    177,800
SYCAMORE NETWORKS INC      COM  871206108      9,501  2,328,600 SH    X                                  2,328,600
SYMBOL TECHNOLOGIES        COM  871508107        838     60,700 SH    X                                     60,700
TRANSWITCH CORP            COM  894065101      2,842  1,230,500 SH    X                                  1,230,500
TRIPATH IMAGING            COM  896942109      3,183    347,500 SH    X                                    347,500
TURNSTONE SYSTEMS          COM  900423104        306  2,487,983 SH    X                                  2,487,983
THERASENSE INC             COM  883381105        545     20,206 SH    X                                     20,206
VERITAS SOFTWARE CO        COM  923436109      7,400    275,000 SH    X                                    275,000
VERITY INC                 COM  92343C106      5,696    416,700 SH    X                                    416,700
VIGNETTE CORP              COM  926734104      4,557  2,201,600 SH    X                                  2,201,600
VITRIA TECHNOLOGY          COM  92849Q104      3,973    675,625 SH    X                                    675,625
WEBSENSE INC               COM  947684106     24,564    829,600 SH    X                                    829,600
WESTERN DIGITAL CORP       COM  958102105      1,344    119,700 SH    X                                    119,700
WITNESS SYS INC            COM  977424100        588     45,500 SH    X                                     45,500
XO COMMUNICATIONS INC      COM  983764838        747    150,000 SH    X                                    150,000
ZHONE TECHNOLOGIES INC     COM  98950P108      5,716  1,469,500 SH    X                                  1,469,500
ELOYALTY CORP SERIES B
  CONV                     PFD  290151307        155     22,475 SH    X                                     22,475

COLUMN TOTAL                                  223,781

GRAND TOTAL                                   730,665